The Alger Institutional Funds

360 Park Avenue South

New York, New York 10010

August 1, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The Alger Portfolios

(File Nos. 33-68124 and 811-7986)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of The Alger Institutional Funds (the “Fund”) that the Prospectus relating to the Class Z-2 Shares of Alger Small Cap Growth Institutional Fund, a series of the Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 43to the Fund’s Registration Statement on Form N-1A.  Such Post-Effective Amendment No. 43 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on August 1, 2016.

Very truly yours,

/s/ Lisa Moss
Lisa Moss
Secretary